Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash

3. Cash

Cash consist of cash on hand, cash in banks, which are unrestricted as to withdrawal or use, and have insignificant risk of changes in value. Cash is denominated in the following currencies:

	As of December 31,
	2025	2024
	In thousands of USD
RMB	$23,706	$21,731
HKD	235	263
USD	2,972	4,718
SGD	1	-
Total	$26,914	$26,712